T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Large Cap Stock Fund
T. Rowe Price Global Stock Fund

Supplement to prospectus dated March 1, 2010

For the Global Infrastructure Fund, the first paragraph under Management in the funds summary in Section 1 is deleted and replaced with the following:

Investment Adviser  T. Rowe Price Associates, Inc.
(T. Rowe Price) Investment Sub Adviser  T. Rowe Price
Singapore Private Ltd (Price Singapore)

For the Global Large Cap Stock and Global Stock Funds, the first paragraph under Management in each funds summary in Section 1 is deleted and replaced with the following:

Investment Adviser  T. Rowe Price Associates, Inc.
(T. Rowe Price)

On page 33, the information under Investment Adviser is deleted and replaced with the following:

T. Rowe Price is each funds investment adviser and oversees the selection of each funds investments and management of each funds portfolio. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.
As of September 30, 2010, T. Rowe Price and its affiliates managed approximately $439.7 billion for more than 11 million individual and institutional investor accounts.

With respect to the Global Infrastructure Fund,
T. Rowe Price has entered into a sub advisory agreement with Price Singapore under which Price
Singapore is authorized to facilitate securities trading and make discretionary investment decisions on behalf of the fund. Price Singapore is licensed with the Monetary Authority of Singapore and is registered as an investment adviser with the SEC.
Price Singapore serves as a sub adviser for the Global
Infrastructure Fund and may provide investment management services to other institutional clients. Price Singapore is a subsidiary of T. Rowe Price and its address is No. 290 Orchard Road, #14 04 Paragon, Singapore 238859.
T. Rowe Price may pay Price Singapore up to 60% of the management fee that T. Rowe Price receives from the Global Infrastructure Fund.

The date of this supplement is January 3, 2011.
C13-041    1/3/11

T. Rowe Price Global Infrastructure Fund Advisor Class


Supplement to prospectus dated March 1, 2010

On page 4, the first paragraph under Management is revised as follows:
Investment Adviser  T. Rowe Price Associates, Inc.
(T. Rowe Price)
Investment Sub Adviser  T. Rowe Price Singapore
Private Ltd (Price Singapore)
On page 18, the information under Investment Adviser is deleted and replaced with the following:
T. Rowe Price is the funds investment adviser and oversees the selection of the funds investments and management of the funds portfolio. T. Rowe Price is an SEC registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for
T. Rowe Price is 100 East Pratt Street, Baltimore,
Maryland 21202. As of September 30, 2010, T. Rowe Price and its affiliates managed approximately $439.7 billion for more than 11 million individual and institutional investor accounts.

T. Rowe Price has entered into a sub advisory agreement with Price Singapore under which Price Singapore is authorized to facilitate securities trading and make discretionary investment decisions on behalf of the fund.
Price Singapore is licensed with the Monetary Authority of Singapore and is registered as an investment adviser with the SEC. Price Singapore serves as a sub adviser for the Global Infrastructure Fund and may provide investment management services to other institutional clients. Price Singapore is a subsidiary of T. Rowe
Price and its address is No. 290 Orchard Road,
#14 04 Paragon, Singapore 238859. T. Rowe Price may pay Price Singapore up to 60% of the management fee that T. Rowe Price receives from the fund.





The date of this supplement is January 3, 2011.
E291-041    1/3/11

T. Rowe Price Emerging Markets Bond Fund
T. Rowe Price International Bond Fund

Supplement to prospectus dated May 1, 2010

On page 5, the first paragraph under Management for
the Emerging Markets Bond Fund is deleted and replaced
with the following:
Investment Adviser  T. Rowe Price Associates, Inc.
(T. Rowe Price)
On page 10, the first paragraph under Management for
the International Bond Fund is deleted and replaced
with the following:
Investment Adviser  T. Rowe Price Associates,
Inc. (T. Rowe Price)
Investment Sub Adviser  T. Rowe Price International
Ltd (T. Rowe Price International)
On page 27, the information under Investment Adviser
is deleted and replaced with the following:
T. Rowe Price is each funds investment adviser and
oversees the selection of each funds investments and
management of each funds portfolio. T. Rowe Price is
an SEC-registered investment adviser that provides
investment management services to individual and
institutional investors, and sponsors and serves
as adviser and sub adviser to registered investment
companies, institutional separate accounts, and
common trust funds. The address for T. Rowe Price
is 100 East Pratt Street, Baltimore, Maryland 21202.
As of September 30, 2010, T. Rowe Price and its
affiliates managed approximately $439.7 billion for
more than 11 million individual and institutional
investor accounts. With respect to the International
Bond Fund, T. Rowe Price has entered into a
sub advisory agreement with T. Rowe Price
International under which T. Rowe Price International
is authorized to trade securities and make
discretionary investment decisions on behalf
of the fund. T. Rowe Price International is
an investment adviser registered or licensed
with the SEC, United Kingdom Financial Services
Authority, Financial Services Agency of Japan,
and other non U.S. regulatory authorities.
T. Rowe Price International sponsors and serves
as adviser to foreign collective investment schemes
and provides investment management services to
investment companies and other Institutional
investors.  T. Rowe Price International is
headquartered in London and has several branch
offices around the world. T. Rowe Price
International is a direct subsidiary of T. Rowe Price
and its address is 60 Queen Victoria Street,
London EC4N 4TZ, United Kingdom. T. Rowe Price
may pay T. Rowe Price International up to 60%
of the management fee that T. Rowe Price receives
from the International Bond Fund.
The date of this supplement is January 3, 2011.
C02-041    1/3/11

T. Rowe Price International Bond Fund Advisor Class
T. Rowe Price International Growth & Income Fund Advisor Class
T. Rowe Price International Growth & Income Fund R Class
T. Rowe Price International Stock Fund Advisor Class
T. Rowe Price International Stock Fund R Class

Supplement to prospectuses

For each of the above funds, the first paragraph under Management in Section 1 of its prospectus is deleted and replaced with the following:
Investment Adviser  T. Rowe Price Associates,
Inc. (T. Rowe Price)
Investment Sub Adviser  T. Rowe Price International
Ltd (T. Rowe Price International)
For each of the above funds, the information under Investment Adviser in Section 3 of its prospectus is deleted and replaced with the following:
T. Rowe Price is the funds investment adviser and oversees the selection of the funds investments and management of the funds portfolio. T. Rowe
Price is an SEC registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub adviser to registered investment companies, institutional separate accounts, and common trust funds.
The address for T. Rowe Price is 100 East Pratt
Street, Baltimore, Maryland 21202. As of
September 30, 2010, T. Rowe Price and its affiliates managed approximately $439.7 billion for more than 11 million individual and institutional investor accounts.
T. Rowe Price has entered into a sub advisory agreement with T. Rowe Price International under which T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of the fund.
T. Rowe Price International is an investment adviser registered or licensed with the SEC, United Kingdom Financial Services Authority,
Financial Services Agency of Japan, and other non U.S. regulatory authorities. T. Rowe Price
International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to investment companies and other Institutional investors. T. Rowe Price International is headquartered in London and has several branch offices around the world. T. Rowe Price
International is a direct subsidiary of
T. Rowe Price and its address is 60 Queen
Victoria Street, London EC4N 4TZ, United
Kingdom. T. Rowe Price may pay T. Rowe Price
International up to 60% of the management fee that T. Rowe Price receives from the fund.

The date of this supplement is January 3, 2011.
E276-041    1/3/11